Right-of-Use Assets and Lease Liabilities - Schedule of Carrying Amounts of Lease Liabilities and the Movements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of period/year	$ 212,689	$ 40,245
Additions to lease liabilities		345,871
Early termination of lease		(40,407)
Interest charged	2,557	7,702
Payment made	(96,356)	(141,821)
Exchange realignment	(441)	1,099
At end of period/year	$ 118,449	$ 212,689